Leases - Lease payments (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Oct. 12, 2022	Dec. 31, 2021
Leases
Future minimum payments	£ 516	£ 503
Effect of discounting	(71)	(43)
Total	445	460		£ 217
Measurement period adjustments
Leases
Total		(7)	£ (8)
Less than one year
Leases
Future minimum payments	146	144
Between 1 and 5 years
Leases
Future minimum payments	298	277
More than five years
Leases
Future minimum payments	£ 72	£ 82